Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Initial Class	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822